Other current liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities

Note   17.               Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Other tax payable	28	22
Customer contract liability, current	84	111
Other current liabilities	36	47
Total other current liabilities	148	180

Note 18.     Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Value-Added Tax payable	-	312
Other tax payable	22	5
Customer contract liability, current	111	147
Other current liabilities	47	130
Total other current liabilities	180	594

SEALS Corp
Other current liabilities

18.          Other current liabilities

Other current liabilities consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Other tax payable	30	28
Customer contract liability, current	157	84
Other current liabilities	38	36
Total other current liabilities	225	148